Breakdown of Expiration of Net Operating Loss Carryforwards in Major Jurisdictions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Amount	$ 27,968
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	10,551
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 17,417
Taiwan | Minimum
Operating Loss Carryforwards [Line Items]
Expiring year	2020
Taiwan | Maximum
Operating Loss Carryforwards [Line Items]
Expiring year	2024